Intangible Assets (Schedule of Intangible Assets) (Details) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Gross Amount	$ 701,341	$ 701,341
Accumulated Amortization	(564,520)	(521,255)
Net Amount	136,821	180,086
Patents and Trademarks [Member]
Gross Amount	154,214	154,214
Accumulated Amortization	(56,128)	(55,712)
Net Amount	98,086	98,502
Weighted Average Amortization Period (years)	5 years	4 years 10 months 24 days
Software Development [Member]
Gross Amount	547,127	547,127
Accumulated Amortization	(508,392)	(465,543)
Net Amount	$ 38,735	$ 81,584
Weighted Average Amortization Period (years)	1 year	1 year 7 months 6 days